Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 17,691	$ 18,122
Less: Accumulated depreciation	11,959	12,621
Property, plant and equipment—net	5,731	5,501
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	179	182
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	4,825	5,333
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	8,895	9,223
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 3,792	$ 3,385